Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	379,900,000	379,334,000
Treasury stock	61,931,000	60,597,000